Customer Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Customer Accounts Receivable and Related Receivables

Customer Accounts Receivable and Related Receivables

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Accounts receivable	1,263	1,265	—
Valuation allowance (charged to income statement)	(13)	—	—

Total net value of accounts receivable	1,250	1,265	—

Summary of Other Current Assets

The other current assets are broken down as follows:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Research tax credit	7,228	9,217	10,829
Other tax claims	2,618	5,258	4,292
Other receivables	1,883	1,192	1,745
Prepaid expenses	2,725	2,054	4,265

Total	14,454	17,721	21,131

Reconcilliation of Research Tax Credit

The changes in this Research Tax Credit over the last three years are presented as follows:

Amount in thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2016	5,702
+ Other income	7,228
- Payment received	(5,702)
- Adjustment	—

Closing Balance Sheet Receivable as of December 31, 2016	7,228

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2017	7,228
+ Operating revenue	9,217
- Payment received	(7,341)
- Adjustement	113

Closing balance sheet receivable as of December 31, 2017	9,217

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2018	9,217
+ Operating revenue	10,829
- Payment received	(9,479)
- Adjustement	262

Closing balance sheet receivable as of December 31, 2018	10,829